Capital Stock - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 29, 2021 $ / shares shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Nov. 30, 2018 shares	Nov. 23, 2021 shares	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 19, 2020 shares	Jan. 29, 2020 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)					0	0
Performance period					3 years
Expense reversal to reflect reduction in estimated PSUs expected to vest | $					$ 8.4
Accrual for repurchase of stock under automatic share purchase plan | $		$ 15.0			15.0
Aggregate cost of SVS repurchased for cancellation | $					$ 0.1	$ 67.3	$ 75.5
DSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)					1
Options
Disclosure of classes of share capital [line items]
Expiration period					10 years
Vesting period					4 years
PSUs
Disclosure of classes of share capital [line items]
Vesting period					3 years
Percentage of shares vested dependent on performance achievements (percent)					100.00%
Premium used in estimating grant date fair value (percent)					112.00%	102.00%	106.00%
RSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)					1
Vesting period					3 years
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)					0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)					200.00%
SVS
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote		1			1
Conversion rate, numerator (in shares)					1
Conversion rate, denominator (in shares)					1
Number of shares issued (in shares)		110,500,000			110,500,000	110,200,000	117,700,000			123,200,000
Number of SVS repurchased for cancellation (in millions) (in shares)					6,200.0000	8,300,000	6,800,000
Number of shares of SVS holder of vested PSU or RSU unit is entitled to (in shares)		1			1
SVS | LTIP
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					29,000,000.0
Shares remaining in reserve for issuance (in shares)		10,000,000.0			10,000,000.0
SVS | ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $		$ 15.0			$ 15.0
SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Percentage of public float								10.00%
Percentage of total SVS and MVS outstanding								7.00%
SVS repurchase allowance per day (in shares)								100,000
Number of SVS repurchased for cancellation (in millions) (in shares)		6,200
Share price | $ / shares		$ 7.45
Aggregate cost of SVS repurchased for cancellation | $		$ 0.1
SVS | 2017 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)			10,500,000
Number of SVS repurchased for cancellation (in millions) (in shares)							6,800,000
Share price | $ / shares							$ 11.10
Aggregate cost of SVS repurchased for cancellation | $							$ 75.5
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote		25			25
Number of shares issued (in shares)		18,600,000			18,600,000	18,600,000	18,600,000			18,600,000
Number of SVS repurchased for cancellation (in millions) (in shares)					0	0	0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		0			0
Purchase of shares for cancellation | SVS | Top of range | ASPP | Forecast
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	2,000,000
Share price | $ / shares	$ 7.50
Purchase of shares for cancellation | SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)				9,000,000.0
Purchase of shares for cancellation | SVS | ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)	0
Retirement of the chairman of the board of directors | Other related parties | Mr. William A. Etherington | DSUs
Disclosure of classes of share capital [line items]
Number of shares owned by Mr. Etherington (in shares)									475,000